PHOENIX INSIGHT CORE EQUITY FUND,
                     A SERIES OF PHOENIX INSIGHT FUNDS TRUST

      Supplement dated December 15, 2006 to the A and C Shares Prospectus dated June 26, 2006, as supplemented August 1, 2006,
                      October 2, 2006 and November 17, 2006

IMPORTANT NOTICE TO INVESTORS

The performance information appearing on page 6 is revised as follows:

     In the bar chart, the annual return shown for 2003 is restated to be 30.23.

     In the Average Annual Total Returns table, the performance figures for Class A Shares are restated as shown below:

     --------------------------------------------------------------------------------------------------
                                                                                            SINCE
     AVERAGE ANNUAL TOTAL RETURNS                                                         INCEPTION
     (FOR THE PERIODS ENDED 12/31/05)                       1 YEAR         5 YEARS        (2/04/99)
     -------------------------------------------------- --------------- --------------- ---------------
     Class A Shares
     -------------------------------------------------- --------------- --------------- ---------------
            Return Before Taxes                              2.45%           0.13%           0.63%
     -------------------------------------------------- --------------- --------------- ---------------
            Return After Taxes On Distributions             -0.34%          -0.82%          -0.43%
     -------------------------------------------------- --------------- --------------- ---------------
            Return After Taxes on Distributions
            and Sale of Fund Shares                          2.89%          -0.19%           0.22%
     --------------------------------------------------------------------------------------------------



         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.

PXP4491--ICEF-Perf  (12/06)